CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following represents the revenues by product line, all derived from China:

	For the years ended
	December 31,
	2013	2012	2011
	US$	US$	US$
Products Line

Medical Devices	14,824,028	18,547,635	19,362,673
Respiratory and Oxygen Homecare	2,034,150	2,822,690	2,276,610
	16,858,178	21,370,325	21,639,283